Common Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	12 Months Ended										2 Months Ended	12 Months Ended
	Jun. 19, 2012	Jan. 10, 2012	Feb. 09, 2011	Dec. 31, 2013	Mar. 31, 2014	Oct. 03, 2013	Dec. 31, 2012	Dec. 22, 2010 Warrant One [Member]	Dec. 31, 2013 Warrant One [Member] Oxford [Member]	Jun. 27, 2011 Warrant Two [Member]	Dec. 31, 2013 Warrant Two [Member] Oxford [Member]	Dec. 16, 2011 Warrant Three [Member]	Dec. 31, 2013 Warrant Three [Member] Oxford [Member]	May 08, 2013 LPC [Member]	Dec. 31, 2013 LPC [Member]
Class of Stock [Line Items]
Vote entitled common stock				One vote
Common stock, par value				$ 0.001	$ 0.001	$ 0.001	$ 0.001
Aggregate offering price of common stock	$ 15,000	$ 15,000	$ 20,000	$ 26	$ 26		$ 21
Commission payable of the gross proceeds from each sale	2.00%	2.50%	3.00%
Common stock, shares issued	2,181,993	2,342,996	1,480,800												4,876,186
Net proceeds from the sale of common stock	14,628	14,484	19,199
Equity purchase agreement date														May 08, 2013
Common stock, maximum value														25,000
Number of shares issued under equity purchase agreement for no cash proceeds															133,333
Purchase agreement period															24 months
Common stock, remaining value															23,000
Common stock, maximum number of shares that may be sold															83,333
Closing price of common stock below which shares cannot be sold															$ 1.00
Price limit of common stock per shares for accelerated purchase															$ 3.00
Gross proceeds from sale of common stock															$ 19,811
Reserved common stock				2,960,818
Warrants to purchase shares of common stock				1,560				10,791	10,791	18,876	18,876	37,373	37,373
Exercise price of warrant (in dollars per unit)				40.50				8.34	8.34	13.50	13.50		6.84
Maturity date of Oxford warrants				Dec. 22, 2017